RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

The related parties had material transactions for the years ended December 31, 2022, 2021 and 2020 consist of the following:

Name of Related Party	Nature of Relationship at December 31, 2022
Sugimoto Hiroyuki	CEO of the Company
Yuto Yoshiyuki	COO of the Company
Watanabe Takahide	Chief Strategy Officer (“CSO”) of the Company
Uranishi Tomoyoshi	Director of the Company
Li Tianqi	CAIO of the Company
Fuchiwaki Takeshi	Chief Growth Officer (“CGO”) of the Company
SY Consulting Co., Ltd. (“SY Consulting”)	A company controlled by CEO of the Company
Sugimoto Hiroyuki Office Co., Ltd. (“Sugimoto Hiroyuki Office”)	A company controlled by CEO of the Company
Sugimoto Architectural Design Foundation	A company controlled by CEO of the Company
SYW Co., Ltd. (“SYW”)	A company controlled by CEO of the Company prior to April 2022 and significantly influenced by CEO of the Company after April 2022
Lifit Home Co., Ltd. (“Lifit Home”)*	Subsidiary of the Company prior to March 2021, when the entity was disposed
GARNET Co., Ltd. (“GARNET”)*	Subsidiary of the Company prior to August 2022, when the entity was disposed
SYNS Co., Ltd. (“SYNS”)*	Subsidiary of the Company prior to September 2022, when the entity was disposed
GANGIT Co., Ltd. (“GANGIT”)*	Subsidiary of the Company prior to September 2022, when the entity was disposed

*These entities were divested in connection with the reorganization for the Company’s overseas listing and were regarded as related parties of the Company prior to the disposal date. Upon completion of the disposition, the Company no longer holds any equity interest or exercises significant influence over these entities. As a result, these entities ceased to be related parties to the Company. Balances associated with these entities were presented as related party balances as of December 31, 2021. The activities between the Company and these entities before the completion date of disposition were presented as related party transactions in the consolidated statements of operations and comprehensive income and cash flows for all periods presented.

As of December 31, 2022 and 2021, other receivables due from related parties, which resulting from operating expenses paid by the Company on behalf of related party and advances made to related parties were included in prepaid expenses on the consolidated financial statements, are as follows:

		December 31,	December 31,
Other receivables due from related parties (included in prepaid expenses)		2022	2021
SY Consulting	Advances to related party	-	5
Sugimoto Hiroyuki Office	Advances to related party	-	40
SYNS	Operating expenses paid on behalf of related party	-	35
Total		-	80

Interest income generated from related parties amounted to nil, JPY153 and JPY1,818 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company borrowed JPY118,000 from its CAIO during the year ended December 31, 2022 and repaid the amount in full during the same year. The Company borrowed JPY400,000 from its CEO during the year ended December 31, 2021 and repaid the amount in full during the same year and incurred interest expenses of JPY775.

The Company entered into an operating lease agreement with a related party for sublease purposes for a term of two years during the year ended December 31, 2021. The operating lease right-of-use assets and operating lease liabilities in connection with the lease are as follows:

		December 31,	December 31,
		2022	2021
GARNET	Operating lease right-of-use assets	-	946
GARNET	Operating lease liabilities, current	-	589
GARNET	Operating lease liabilities, non-current	-	368

Payables due to related parties, which were included in other current liabilities on the consolidated financial statements, as of December 31, 2022 and 2021 are as follows:

		December 31,	December 31,
Payables due to related parties (included in other current liabilities)		2022	2021
SYW	Entertainment service provided by related party	554	579
Fuchiwaki Takeshi	Operating expense paid on behalf of the Company	230	-
Total		784	579

Accounts receivable from related party as of December 31, 2022 and 2021 is as follows:

		December 31,	December 31,
Accounts receivable from related party		2022	2021
GARNET	Provided real estate management service to related party	-	2,290

Deferred revenue from related party as of December 31, 2022 and 2021 is as follows:

		December 31,	December 31,
Deferred revenue from related party		2022	2021

SYW	Rental and other fee received in advance	93,341	2,604

Revenues generated from related parties for the years ended December 31, 2022, 2021 and 2020 are as follows:

		For the Years Ended December 31,
Revenues from related parties		2022	2021	2020
Sugimoto Hiroyuki	Real estate management income	69	133	57
Yuto Yoshiyuki	Real estate management income and rental income	2,013	63	1,210
Watanabe Takahide	Rental income	1,314	1,314	1,314
SYW	Real estate management income and rental income	28,010	26,789	6,769
GARNET	Real estate management income	-	4,996	6,665
SYNS	Real estate management income and real estate sales*	331,126	251,011	12,133
Total		362,532	284,306	28,148

*	Real estate properties sold to SYNS had been sold to third party customers within the same period.

Expenses incurred with related parties for the years ended December 31, 2022, 2021 and 2020 are as follows:

		For the Years Ended December 31,
Expenses with related parties		2022	2021	2020
Uranishi Tomoyoshi	Consulting fee	-	-	300
SY Consulting	Referral and marketing fee	-	-	845
Sugimoto Architectural Design Foundation	Donation	400	2,000	-
SYW	Referral and marketing fee and entertainment expenses	30,526	45,572	40,168
Lifit Home	Referral and marketing fee	-	5,090	2,000
GARNET	Referral and marketing fee	-	-	8,437
SYNS	Referral and marketing fee	-	66,522	193,206
GANGIT	Referral and marketing fee	-	-	2,700
Total		30,926	119,184	247,656

Real estate properties purchased from related party for the years ended December 31, 2022, 2021 and 2020 are as follows:

		For the Years Ended December 31,
Purchases from related party		2022	2021	2020
GARNET	Purchase of real estate properties	-	966,100	-